CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (134,984)	(837,526)	(600,108)	(402,791)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of fixed assets	20,095	124,684	95,805	81,609
Bad debt expense	(1,315)	(8,156)	62,603	9,887
Amortization of licensed copyrights	196,066	1,216,509	816,397	457,323
Amortization of intangible assets and capitalized content production costs	7,412	45,986	51,841	51,545
Barter sublicensing revenue	(31,154)	(193,300)	(40,510)	(114,227)
Impairment of long-lived assets		0	107,326	0
Amortization of long-term debt discounts			313	1,928
Loss on disposal of property and equipment	60	374	485	52
Foreign exchange loss (gain)	1,163	7,214	(13,318)	1,012
Share-based compensation	50,017	310,337	188,358	118,218
Gain from remeasurement of previously held investment in acquired subsidiary (Note 6)				(3,344)
Deferred income tax benefit	(2)	(10)	(2,704)	(9,953)
Share of net loss of equity investee	135	840
Gain from de-recognition of off-market liabilities			(16,540)
Changes in operating assets and liabilities, net of acquisition:
Restricted cash	(485)	(3,007)	6,324	(9,003)
Accounts receivable	(54,052)	(335,374)	(499,838)	(223,772)
Amounts due from related parties	(20,179)	(125,204)
Prepayments and other assets	(5,644)	(35,018)	9,541	35,582
Capitalized content production costs	(7,969)	(49,442)	(6,738)	(9,891)
Accounts payable	8,195	50,848	(13,555)	(39,023)
Advances from customers and deferred revenue	1,775	11,014	3,478	(7,244)
Accrued expenses and other liabilities	89,194	553,412	128,423	214,912
Amount due to related parties	1	4
Net cash provided by operating activities	118,329	734,185	277,583	152,820
Cash flows from investing activities:
Acquisition of property and equipment	(33,302)	(206,626)	(144,120)	(90,204)
Proceeds received from maturity of short-term investments	455,686	2,827,352	2,989,628	2,826,023
Short-term investments placed with financial institutions	(872,227)	(5,411,820)	(2,283,410)	(3,536,711)
Proceeds from disposal of property and equipment	46	285	458	9
Cash acquired, net of cash paid for acquired subsidiaries			(6,999)	378,666
Collection of loans to third parties	903	5,600
Loans to third parties	(806)	(5,000)	(8,100)	(15,400)
Acquisition of shares of investees	(10,981)	(68,133)
Acquisition of licensed copyrights	(198,639)	(1,232,477)	(735,001)	(361,976)
Acquisition of intangible assets	(349)	(2,167)	(5,580)
Net cash used in investing activities	(659,669)	(4,092,986)	(193,124)	(799,593)
Cash flows from financing activities:
Exercise of employee stock options	4,581	28,426	101,435	22,485
Decrease (increase) in restricted cash	(98,620)	(611,900)		38,069
Principal repayments on long-term debt			(7,677)	(11,145)
Principal repayments on short-term loan (Note 6)				(31,544)
Proceeds from short-term bank loan (Note 13)	80,585	500,000
Repurchase of ADS	(297,504)	(1,845,892)
Proceeds from issuance of shares, net of issuance costs	1,189,399	7,379,744
Net cash provided by financing activities	878,441	5,450,378	93,758	17,865
Effect of exchange rate changes on cash and cash equivalents	(5,650)	(35,056)	(69,853)	(7,773)
Net increase (decrease) in cash and cash equivalents	331,451	2,056,521	108,364	(636,681)
Cash and cash equivalents at beginning of the year	284,341	1,764,221	1,655,857	2,292,538
Cash and cash equivalents at end of the year	615,792	3,820,742	1,764,221	1,655,857
Supplemental disclosures of cash flow information:
Cash paid for interest			310	2,320
Cash paid for income taxes	16	97	978	3,772
Non-cash consideration paid for business acquisitions				5,497,219
Acquisition of property and equipment included in accounts payable	7,724	47,924	21,592	12,065
Acquisition of licensed copyrights included in accounts payable	73,127	453,725	179,414	144,302
Acquisition of intangible assets included in accounts payable	1,610	9,990	12,297	11,162
Capitalized content production costs included in accrued expenses	38	234	1,870
Acquisition of licensed copyrights from nonmonetary content exchanges	$ 27,929	173,288	28,669	114,861